Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	$ 384,366	¥ 2,668,655	¥ 2,369,223	¥ 1,505,233
Managed network services	140,159	973,119	1,265,149	1,371,214
Total net revenues	524,525	3,641,774	3,634,372	2,876,447
Cost of revenues	(421,956)	(2,929,638)	(2,780,614)	(2,066,304)
Gross profit	102,569	712,136	853,758	810,143
Operating income (expenses)
Operating income	977	6,783	8,569
Sales and marketing expenses	(50,832)	(352,926)	(359,460)	(287,229)
Research and development expenses	(21,509)	(149,337)	(142,835)	(121,676)
General and administrative expenses	(92,128)	(639,648)	(568,741)	(483,396)
Allowance for doubtful debt	(16,933)	(117,564)	(32,199)	(9,913)
Changes in the fair value of contingent purchase consideration payables	13,439	93,307	(43,325)	(22,629)
Impairment of long-lived assets	(56,596)	(392,947)
Total operating income (expenses)	(223,582)	(1,552,332)	(1,137,991)	(924,843)
Operating loss	(121,013)	(840,196)	(284,233)	(114,700)
Interest income	3,036	21,078	53,494	67,904
Interest expense	(28,603)	(198,589)	(274,184)	(232,020)
Loss on debt extinguishment	(4,298)	(29,841)		(41,581)
Other income	4,166	28,922	30,430	26,560
Other expense	(2,369)	(16,449)	(3,701)	(1,040)
Foreign exchange (loss) gain	8,115	56,341	72,394	(16,256)
Loss before income taxes and (loss) gain from equity method investments	(140,966)	(978,734)	(405,800)	(311,133)
Income tax (expense) benefits	1,607	11,160	(47,830)	(16,673)
(Loss) gain from equity method investments	5,135	35,652	52,355	(671)
Net loss	(134,224)	(931,922)	(401,275)	(328,477)
Net (income) loss attributable to noncontrolling interest	42,968	298,324	(26,824)	(20,003)
Net loss attributable to the Company's ordinary shareholders	$ (91,256)	¥ (633,598)	¥ (428,099)	¥ (348,480)
Loss per share:
Basic (in per share) | (per share)	$ (0.20)	¥ (1.37)	¥ (0.85)	¥ (0.89)
Diluted (in per share) | (per share)	$ (0.20)	¥ (1.37)	¥ (0.85)	¥ (0.89)
Shares used in loss per share computation:
Weighted-average number of shares outstanding - basic (in shares)	617,169,833	617,169,833	492,065,239	401,335,788
Weighted-average number of shares outstanding-diluted (in shares)	617,169,833	617,169,833	492,065,239	401,335,788